Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash	$ 194,129	$ 275,783	$ 106,316
Accounts Receivable, net of allowance for doubtful accounts of $381,937, $359,395 and $233,951	865,429	628,691	560,974
Inventories	1,769,638	2,880,804	3,819,859
Inventories under warranty claims - related party			75,621
Advances to suppliers			22,420
Prepaid expenses and other current assets	229,004	75,109	10,241
Income tax receivable		2,578	75,390
Total current assets	3,058,200	3,860,387	4,670,821
Property and equipment, net	155,025	204,936	267,701
Other assets	37,154	32,071	32,071
TOTAL ASSETS	3,250,379	4,097,394	4,970,593
CURRENT LIABILITIES
Accounts payable and accrued expenses	939,628	552,057	564,445
Due to related party vendor	398,656	1,083,764	1,171,754
Notes payable - related parties	545,000	265,000	255,000
Amount due to related parties	160,153	134,086	127,265
Capital lease obligations, current portion	12,871	13,711	12,807
Loans payable, current portion	7,914	8,262	349,089
Line of credit			600,000
Total Current Liabilities	2,064,222	2,056,880	3,080,360
Capital lease obligations, net of current portion	260	9,665	23,413
Loans payable, net of current portion	20,159	25,958	34,219
Notes payable related parties, net of current portion	600,000	600,000
Total liabilities	2,684,641	2,692,503	3,137,992
Commitments and contingencies
Shareholders' Equity
Preferred stock, no par value, 20,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.001 par value, 100,000,000 shares authorized; 37,959,534, 29,721,998 and 29,576,998 shares issued and outstanding at September 30, 2017, December 31, 2016 and 2015, respectively	37,959	29,722	29,577
Additional paid-in-capital	8,778,651	2,795,842	2,684,987
Accumulated deficit	(8,250,872)	(1,420,673)	(881,963)
Total Shareholders' Equity	565,738	1,404,891	1,832,601
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,250,379	$ 4,097,394	$ 4,970,593